Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Operating Income and Expenses
34.	Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

(in millions of Won)	2020		2021	2022
Other operating income
Gain on disposals of assets held for sale	￦	841	60,208	55,262
Gain on disposals of investment in subsidiaries, associates and joint ventures		88,836	85,981	13,904
Gain on disposals of property, plant and equipment		15,548	12,016	18,502
Gain on disposals of intangible assets		815	273	291
Gain on valuation of firm commitment		107,511	169,485	181,645
Gain on disposals of emission rights		24,851	567	5,181
Reversal of other provisions		5,154	33,887	5,245
Compensation for insured losses(*1)		25,253	38,115	237,565
Miscellaneous Income (*2)		111,701	157,703	64,235
Others		21,826	19,762	10,187

	￦	402,336	577,997	592,017

Other operating expenses
Impairment loss on assets held for sale	￦	(5,030)	—	—
Loss on disposals of investments in subsidiaries, associates and joint ventures		(14,632)	(12,882)	(12,400)
Loss on disposals of property, plant and equipment		(142,126)	(95,720)	(111,082)
Impairment loss on property, plant and equipment		(27,040)	(311,520)	(213,183)
Impairment loss on intangible assets		(197,776)	(224,328)	(370,663)
Loss on valuation of firm commitment		(93,098)	(111,542)	(156,183)
Idle tangible asset expenses		(19,276)	(23,843)	(18,184)
Increase to provisions		(30,536)	(37,962)	(88,857)
Donations		(45,652)	(101,258)	(80,558)
Miscellaneous losses		(63,525)	(69,972)	(63,812)
Others		(6,883)	(38,465)	(8,763)

	￦	(645,574)	(1,027,492)	(1,123,685)

(*1)
During the year ended December 31, 2022, POSCO, a subsidiary, received insurance payments of
￦
234,000 million related to damage due to the flooding of the Naengcheon stream in Pohang, and additional compensation is under discussion with the insurance company.

(*2)
During the year ended December 31, 2021, the Company recognized
￦
46,283 million of other operating income for refund of other than corporate tax as a result of administrative litigation for tax audits.